Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net change in proceeds managed
Net change in short-term investments	$ 1,325	$ 66,886	$ 21,379
Operating cash flow (used) provided	1,325	66,886	21,379
Net change in liabilities
Liabilities for collateral, beginning of year	(61,097)	(127,983)	(149,362)
Liabilities for collateral, end of year	(59,772)	(61,097)	(127,983)
Operating cash flow provided (used)	$ (1,325)	$ (66,886)	$ (21,379)